Goodwill and Intangible Assets Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014 Segment	Dec. 31, 2014 Segment	Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Number of Reportable Segments		3
Number of Reporting Units	7	7
Amortization of intangible assets		$ 298	$ 342	[1]	$ 384
Investment Management
Finite-Lived Intangible Assets [Line Items]
Number of Reporting Units		2
Amortization of intangible assets		123	148	[1]
Investment Services
Finite-Lived Intangible Assets [Line Items]
Number of Reporting Units		4
Amortization of intangible assets		175	194	[1],[2]
Impairment of Intangible Assets (Excluding Goodwill)			8
Other
Finite-Lived Intangible Assets [Line Items]
Number of Reporting Units		1
Amortization of intangible assets		$ 0	$ 0	[1]

[1]	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.
[2]	Includes an $8 million intangible asset impairment recorded in 2013.